Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Automobiles - 0.4%
Tesla, Inc. (A)	141,892	$24,943,195

Beverages - 1.9%
Brown-Forman Corp., Class B	673,581	34,770,251
Constellation Brands, Inc., Class A	123,309	33,510,454
Monster Beverage Corp. (A)	673,671	39,935,217

		108,215,922

Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (A)	131,352	54,906,450

Broadline Retail - 7.2%
Amazon.com, Inc. (A)	2,309,568	416,599,876

Building Products - 0.7%
Builders FirstSource, Inc. (A)	199,229	41,549,208

Capital Markets - 2.6%
Ares Management Corp., Class A	293,616	39,045,056
KKR & Co., Inc.	315,871	31,770,305
Morgan Stanley	382,305	35,997,839
S&P Global, Inc.	107,699	45,820,539

		152,633,739

Chemicals - 1.0%
Sherwin-Williams Co.	171,551	59,584,809

Consumer Finance - 0.9%
American Express Co.	218,157	49,672,167

Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corp., Class A	577,778	66,646,692
CDW Corp.	275,431	70,449,741
Coherent Corp. (A)	366,099	22,192,921
Jabil, Inc.	362,171	48,512,806

		207,802,160

Entertainment - 2.7%
Live Nation Entertainment, Inc. (A)	412,623	43,643,135
Netflix, Inc. (A)	181,496	110,227,965

		153,871,100

Financial Services - 3.2%
Mastercard, Inc., Class A	376,973	181,538,888

Ground Transportation - 1.6%
Uber Technologies, Inc. (A)	1,175,146	90,474,491

Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (A)	781,609	53,532,400
Edwards Lifesciences Corp. (A)	462,796	44,224,786

		97,757,186

Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	219,377	108,525,802

Health Care Technology - 1.1%
Veeva Systems, Inc., Class A (A)	278,385	64,499,021

Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc., Class A (A)	261,308	43,105,367
Chipotle Mexican Grill, Inc. (A)	28,797	83,706,256

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
DoorDash, Inc., Class A (A)	322,290	$44,385,779
DraftKings, Inc., Class A (A)	632,995	28,744,303

		199,941,705

Independent Power & Renewable Electricity Producers - 0.7%
Vistra Corp.	583,116	40,614,029

Insurance - 0.7%
Arch Capital Group Ltd. (A)	439,135	40,593,639

Interactive Media & Services - 9.7%
Alphabet, Inc., Class A (A)	1,885,995	284,653,225
Meta Platforms, Inc., Class A	567,264	275,452,053

		560,105,278

IT Services - 0.5%
MongoDB, Inc. (A)	76,264	27,351,321

Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	107,632	62,556,795

Machinery - 2.8%
Deere & Co.	117,312	48,184,731
Ingersoll Rand, Inc.	626,924	59,526,434
Nordson Corp.	190,469	52,291,359

		160,002,524

Oil, Gas & Consumable Fuels - 0.5%
Diamondback Energy, Inc.	159,211	31,550,844

Personal Care Products - 1.2%
Estee Lauder Cos., Inc., Class A	452,352	69,730,061

Pharmaceuticals - 4.5%
Eli Lilly & Co.	254,652	198,109,070
Merck & Co., Inc.	469,531	61,954,615

		260,063,685

Semiconductors & Semiconductor Equipment - 14.0%
Advanced Micro Devices, Inc. (A)	322,398	58,189,615
Broadcom, Inc.	135,541	179,647,397
Intel Corp.	926,408	40,919,442
KLA Corp.	109,118	76,226,561
NVIDIA Corp.	501,345	452,995,288

		807,978,303

Software - 19.9%
Adobe, Inc. (A)	149,753	75,565,364
Cadence Design Systems, Inc. (A)	190,193	59,203,277
HubSpot, Inc. (A)	74,202	46,492,005
Intuit, Inc.	129,161	83,954,650
Microsoft Corp.	1,297,562	545,910,285
Palo Alto Networks, Inc. (A)	147,610	41,940,429
PTC, Inc. (A)	235,823	44,556,398
Salesforce, Inc.	296,929	89,429,076
ServiceNow, Inc. (A)	112,630	85,869,112
Workday, Inc., Class A (A)	261,360	71,285,940

		1,144,206,536

Specialized REITs - 0.7%
Equinix, Inc.	47,339	39,070,297

Specialty Retail - 1.2%
O’Reilly Automotive, Inc. (A)	61,734	69,690,278

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	1,530,176	262,394,580

Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.5%
Lululemon Athletica, Inc. (A)	153,595	$60,001,887
NIKE, Inc., Class B	296,340	27,850,033

		87,851,920

Total Common Stocks (Cost $3,933,250,434)		5,676,275,809

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.50% (B), dated 03/28/2024, to be repurchased at $62,102,573 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $63,327,068.	$62,085,327	62,085,327

Total Repurchase Agreement (Cost $62,085,327)		62,085,327

Total Investments (Cost $3,995,335,761)		5,738,361,136
Net Other Assets (Liabilities) - 0.3%		16,839,620

Net Assets - 100.0%		$5,755,200,756

Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,676,275,809	$—	$—	$5,676,275,809
Repurchase Agreement	—	62,085,327	—	62,085,327

Total Investments	$5,676,275,809	$62,085,327	$—	$5,738,361,136

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at March 31, 2024.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 3

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica WMC US Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4